Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 254	$ 128
Depreciation	54
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	40
Depreciation	1
Land, Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	213
Depreciation	52
Furniture, Fixtrues and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1
Depreciation	$ 1